SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENT

On August 8, 2023, the Company received a Notice of Conversion from a holder of the Subordinated Convertible Notes, pursuant to which such holder irrevocably exercised its right to convert $1,000,000 principal amount of its Subordinated Convertible Notes into 192,381 shares of Common Stock.

NOTE 18 — SUBSEQUENT EVENTS No subsequent event which had a material impact on the Company was identified through the date of issuance of the financial statements.